CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible preferred stock, outstanding	14,077,350
Evolv Technologies Holdings Inc [Member]
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	207,390,039	201,898,140
Convertible preferred stock, issued	204,703,793	196,217,618
Convertible preferred stock, outstanding	204,703,793	196,217,618
Convertible preferred stock, liquidation preference	$ 77,100,000	$ 74,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	305,491,899	300,000,000
Common stock, issued	26,045,532	22,809,158
Common stock, outstanding	26,045,532	22,809,158